As filed with the Securities and Exchange Commission on November 16, 2012

Registration File No. 333-184453 Registration File No. 811-05150

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2 (Check appropriate box or boxes)
[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]	Pre-Effective Amendment No. 2
[ ]	Post-Effective Amendment No. ___
and
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 9

Cornerstone Strategic Value Fund, Inc.

Exact Name of Registrant as Specified in Charter

350 Jericho Turnpike, Suite 206, Jericho, New York 11753

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

Registrant’s Telephone Number, including Area Code (513) 326-3597

Theresa M. Bridge – c/o Ultimus Fund Solutions, LLC, 350 Jericho Turnpike, Suite 206, Jericho, New York 11753

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Thomas R. Westle, Esquire
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a distribution reinvestment plan, check the following box …. [   ]

It is proposed that this filing will become effective (check appropriate box)

[X] when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Stock	9,781,120	$6.23	$60,936,378	$8,311.72

(1)
Estimated solely for the purpose of calculating fee as required by Rule 457(o) under the Securities Act of 1933 based upon the closing price reported on the New York Stock Exchange consolidated reporting system of $6.92 on November 9, 2012.

(2)	$8,311.72 of which was previously paid.

Pursuant to Rule 473 under the Securities Act of 1933, as amended, the Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment that specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This Pre-Effective Amendment #2 to the Registration Statement on Form N-2 is being filed for the sole purpose of including as an exhibit to the Registration Statement a power of attorney, signed by each director of the Registrant, appointing Ralph W. Bradshaw as such director’s attorney with respect to, among other things, the filing of any and all registration statements on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940, on behalf of the Registrant.  The contents of Parts A and B of the Registrant’s Pre-Effective Amendment #1 to the Registration Statement filed with the Securities and Exchange Commission on November 16, 2012 (File No. 811-05150), remain unchanged and are incorporated in their entirety by reference herein.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements (included in Part B)

Portfolio Summary as of December 31, 2011*
Summary Schedule of Investments as of December 31, 2011*
Statement of Assets and Liabilities as of December 31, 2011*
Statement of Operations for the year ended December 31, 2011*
Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010*
Financial Highlights*
Notes to Financial Statements*
Report of Independent Registered Public Accounting Firm*

* Incorporated by reference to the Fund’s Annual Report on Form N-CSR for the year ended December 31, 2011 filed on March 2, 2012 (File No. 811-05150).

(2)	Exhibits

(a)(i)	Amended and Restated Articles of Incorporation(1)
(a)(ii)	Articles of Amendment(2)
(a)(iii)	Articles of Amendment(3)
(b)	Bylaws(4)
(c)	Not applicable
(d)	Form of Non-Transferable Subscription Rights Certificate(12)
(e)	Distribution Reinvestment Plan(5)
(f)	Not applicable
(g)	Investment Management Agreement between the Fund and Cornerstone Advisors, Inc.(6)
(h)	Not applicable
(i)	Not applicable
(j)	Custody Agreement between the Fund and U.S. Bank National Association(11)
(k)(i)	Amendment to Transfer Agent Servicing Agreement between the Fund and American Stock Transfer and Trust Company, LLC(7)
(k)(ii)	Administration Agreement(8)
(k)(iii)	Fund Accounting Agreement(9)
(l)	Opinion and Consent of Counsel(12)
(m)	Not applicable
(n)	Consent of Independent Auditor(12)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)(i)	Code of Ethics of the Fund(11)
(r)(ii)	Code of Ethics of the Adviser(10)
(s)	Powers of Attorney

(1)	Incorporated by reference to the Fund’s Proxy Statement on Schedule 14A filed on April 15, 1999, Exhibit A (File No. 811-05150).
(2)	Incorporated by reference to the Fund’s Registration Statement on Form N-14 8C filed on April 22, 2004, Exhibit 1-B (File No. 333-114747).
(3)	Incorporated by reference to the Fund’s Form 497 filed on May 6, 2004, Exhibit D (File No. 333-113046).

(4)	Incorporated by reference to the Fund’s Registration Statement on Form N-14 8C filed on April 22, 2004, Exhibit 2 (File No. 333-114747).
(5)	Incorporated by reference to the Fund’s Semi-Annual Report to Stockholders for the period ended June 30, 2012 filed on September 4, 2012 (File No. 811-05150).
(6)	Incorporated by reference to the Fund’s Proxy Statement on Schedule 14A filed on March 7, 2001, Appendix A (File No. 811-05150).
(7)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed on August 19, 2010, Exhibit 2(k)(i) (File No. 333-168927).
(8)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed on August 19, 2010, Exhibit 2(k)(ii) (File No. 333-168927).
(9)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed on August 19, 2010, Exhibit 2(k)(iii) (File No. 333-168927).
(10)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed on August 19, 2010, Exhibit 2(r)(ii) (File No. 333-168927).
(11)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed on June 28, 2011 (File No. 811-05150).
(12)	Incorporated by reference to the Fund’s Registration Statement on Form N-2/A filed on November 16, 2012 (File No. 811-05150).

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution

The approximate expenses in connection with the offering are as follows:

Information Agent’s Fees and Expenses	$10,500
Subscription Agent’s Fees and Expenses	16,000
Auditing Fees and Expenses	4,000
Registration Fees	9,500
Legal Fees and Expenses	35,000
Printing, Typesetting, and Edgar Fees	41,000
Miscellaneous	2,000
$118,000

Item 28. Persons Controlled by or Under Common Control With Registrant

None.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of October 31, 2012, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Stock, par value $0.001	400

Item 30. Indemnification

Section 2-418 of the Maryland General Corporation Law and Article X of the Registrant’s By-laws (incorporated by reference as an Exhibit 2(b) to this Registration Statement) provide for indemnification of directors and officers of the Registrant, and employees and agents of the Registrant as determined by the Board of Directors.  The Investment Management Agreement (incorporated by reference as an Exhibit 2(g) to this Registration Statement) provides for indemnification of Cornerstone Advisors, Inc., the Fund’s investment adviser.  The Registrant’s directors and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Cornerstone Advisors, Inc. manages two other closed-end funds. A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each director, executive officer or partner of the investment adviser is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the Statement of Additional Information contained in this Registration Statement in the section entitled “Management.”

Item 32. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the possession and custody of the Registrant’s administrator, Ultimus Fund Solutions, LLC, located at 350 Jericho Turnpike, Suite 206, Jericho, NY 11753.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.
The Registrant undertakes to suspend the offering of its Rights until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a)
for the purpose of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)
for the purpose of determining any liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of New York, and the State of New York on the 16th day of November, 2012.

CORNERSTONE STRATEGIC VALUE FUND, INC.

By:	/s/ Ralph W. Bradshaw
Name: Ralph W. Bradshaw Title: President and Chairman of the Board of Directors (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ralph W. Bradshaw	President and Chairman of the Board of Directors (Principal	November 16, 2012
Ralph W. Bradshaw	Executive Officer)

/s/ Theresa M. Bridge	Treasurer (Principal Financial Officer)	November 16, 2012
Theresa M. Bridge

*	Director	November 16, 2012
Glenn W. Wilcox, Sr.

*	Director	November 16, 2012
Andrew A. Strauss

*	Director	November 16, 2012
Edwin Meese III

*	Director	November 16, 2012
Scott B. Rogers

*	/s/ Ralph W. Bradshaw
	By:	Ralph W. Bradshaw Power of Attorney

INDEX TO EXHIBITS

Exhibit No.	Description
2(s)	Powers of Attorney